COMMITMENTS AND CONTINGENCIES - Excise Taxes Payable (Details) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 09, 2024	Aug. 04, 2023	Feb. 06, 2023	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Excise tax liability (in Dollars)				$ 2,067,572	$ 1,528,101
Excise Taxes Payable
COMMITMENTS AND CONTINGENCIES
Excise tax liability shares redeemed, percentage				1.00%	1.00%
Common Stock
COMMITMENTS AND CONTINGENCIES
Number of shares redeemed (in shares)	4,940,885	406,990	14,667,626
Value of shares redeemed			$ 148,523,642
Stockholders redeemed value (in Dollars)	$ 53,947,064	$ 4,286,537